ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 14.2%
	BANKING - 0.9%
22,362	Bank of America Corporation			$ 752,929

	CABLE & SATELLITE - 0.6%
12,107	Comcast Corporation, Class A			530,892

	ENTERTAINMENT CONTENT - 0.8%
7,056	Walt Disney Company (The)			637,086

	HEALTH CARE REIT - 0.1%
22,861	Medical Properties Trust, Inc.			112,248

	MORTGAGE FINANCE - 9.9%
396,182	AGNC Investment Corporation			3,886,545
216,613	Annaly Capital Management, Inc.			4,195,794
				8,082,339
	OFFICE REIT - 0.0%(a)
1,071	Orion Office REIT, Inc.			6,126

	SEMICONDUCTORS - 0.8%
13,835	Intel Corporation			695,209

	TECHNOLOGY SERVICES - 0.5%
6,345	PayPal Holdings, Inc.(b)			389,646

	TELECOMMUNICATIONS - 0.6%
12,151	Verizon Communications, Inc.			458,093

	TOTAL COMMON STOCKS (Cost $17,901,082)			11,664,568

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.6%
	ASSET MANAGEMENT — 3.8%

3,000,000	Charles Schwab Corporation (The)(c)	SOFRRATE + 2.500%	5.8530	05/19/34	$ 3,102,624

	BANKING — 28.2%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,905,509
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	4,048,936
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,363,305
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 2.661%	6.1740	05/25/34	1,037,014
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,210,548
100,000	JPMorgan Chase & Company		4.2500	10/01/27	99,053
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	6,113,120
3,500,000	US Bancorp Series BB(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,326,266
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,953,567
					23,057,318
	INSTITUTIONAL FINANCIAL SERVICES — 10.6%
1,750,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	1,932,712
6,900,000	Morgan Stanley Series F(c)	SOFRRATE + 2.620%	5.2970	04/20/37	6,730,332
					8,663,044
	SPECIALTY FINANCE — 13.0%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,989,096
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,615,043
					10,604,139
	TOTAL CORPORATE BONDS (Cost $45,804,396)				45,427,125

	U.S. GOVERNMENT & AGENCIES — 107.3%
	AGENCY FIXED RATE — 103.1%
1,903,784	Fannie Mae Pool(e)		5.5000	11/01/52	1,919,216
812,666	Ginnie Mae I Pool(e)		4.0000	01/15/46	803,450
14,618	Ginnie Mae I Pool		4.0000	03/15/48	14,456
538,061	Ginnie Mae I Pool		4.0000	04/15/48	540,047
2,322,323	Ginnie Mae I Pool(e)		6.0000	06/15/53	2,415,618
1,157,825	Ginnie Mae II Pool(e)		4.0000	09/20/47	1,110,501
1,011,199	Ginnie Mae II Pool(e)		4.5000	02/20/48	989,120
1,235,685	Ginnie Mae II Pool		4.0000	03/20/48	1,220,005
5,043,806	Ginnie Mae II Pool(e)		2.5000	03/20/51	4,324,946
2,728,588	Ginnie Mae II Pool		3.0000	07/20/51	2,416,932
635,458	Ginnie Mae II Pool		3.0000	07/20/51	562,889

3,811,853	Ginnie Mae II Pool(e)		3.0000	09/20/51	3,376,486
1,016,504	Ginnie Mae II Pool		2.0000	03/20/52	813,398
7,266,350	Ginnie Mae II Pool(e)		5.5000	10/20/52	7,513,775
1,972,577	Ginnie Mae II Pool(e)		6.5000	10/20/52	2,118,405
1,171,757	Ginnie Mae II Pool(e)		6.0000	01/20/53	1,232,475
156,773	Ginnie Mae II Pool		5.0000	02/20/53	163,574
1,370,521	Ginnie Mae II Pool(e)		5.5000	02/20/53	1,417,187
997,794	Ginnie Mae II Pool(e)		6.5000	02/20/53	1,071,410
1,751,392	Ginnie Mae II Pool(e)		6.5000	02/20/53	1,880,879
1,553,556	Ginnie Mae II Pool		5.0000	03/20/53	1,613,276
1,632,771	Ginnie Mae II Pool(e)		6.0000	03/20/53	1,717,392
2,633,482	Ginnie Mae II Pool(e)		6.5000	03/20/53	2,827,747
1,410,625	Ginnie Mae II Pool(e)		6.5000	03/20/53	1,514,894
5,109,828	Ginnie Mae II Pool(e)		6.5000	03/20/53	5,487,615
1,092,286	Ginnie Mae II Pool(e)		5.5000	04/20/53	1,129,310
1,773,320	Ginnie Mae II Pool(e)		5.5000	04/20/53	1,833,430
1,224,242	Ginnie Mae II Pool(e)		6.0000	04/20/53	1,287,692
2,657,228	Ginnie Mae II Pool(e)		5.5000	06/20/53	2,747,290
1,019,186	Ginnie Mae II Pool(e)		5.5000	06/20/53	1,053,890
1,728,549	Ginnie Mae II Pool(e)		5.5000	06/20/53	1,787,126
9,929,773	Ginnie Mae II Pool(e)		6.0000	06/20/53	10,442,837
1,188,665	Ginnie Mae II Pool(e)		6.0000	06/20/53	1,250,078
1,106,850	Ginnie Mae II Pool(e)		6.5000	06/20/53	1,188,508
1,110,734	Ginnie Mae II Pool(e)		5.5000	07/20/53	1,148,384
1,293,885	Ginnie Mae II Pool		5.0000	07/20/53	1,343,818
1,072,876	Ginnie Mae II Pool(e)		5.5000	07/20/53	1,109,243
1,013,300	Ginnie Mae II Pool(e)		6.5000	09/20/53	1,088,057
1,024,675	Ginnie Mae II Pool(e)		6.5000	10/20/53	1,100,402
5,588,838	Ginnie Mae II Pool		5.5000	11/20/53	5,628,240
1,012,388	Ginnie Mae II Pool(e)		6.0000	11/20/53	1,064,793
					$ 84,268,791
	AGENCY MBS OTHER — 4.2%
1,685,975	Ginnie Mae II Pool		5.0000	05/20/53	1,751,048
1,614,863	Ginnie Mae II Pool(e)		5.5000	05/20/53	1,669,600
					3,420,648
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $86,724,299)				87,689,439

Contracts(d)
	EQUITY OPTIONS PURCHASED(b) - 0.1%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
1,325	iShares 20+ Year Treasury Bond ETF	03/15/2024	$ 110	$ 13,101,600	$ 72,875
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,741)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $69,741)			72,875

	TOTAL INVESTMENTS - 177.2% (Cost $150,499,518)			$ 144,854,007
	LIABILITIES IN EXCESS OF OTHER ASSETS - (77.2)%			(63,096,243)
	NET ASSETS - 100.0%			$ 81,757,764

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
80	CBOT 10 Year US Treasury Note	03/19/2024	$ 9,031,250	$ (200,312)
	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS
Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (32,250,000)	INTL FCStone	12/28/2023	5.9000	1/3/2024	$ (32,250,000)
(32,274,000)	South Street	12/13/2023	5.6200	1/8/2024	(32,274,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $64,524,000)					$ (64,524,000)

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	This security has been pledged as collateral for securities sold under agreements to repurchase of $71,621,757.